UNITED STATES
			SECURITIES AND EXCHANGE COMMISSION
			     Washington, D.C. 20549

			      FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	March 31, 2000

Check here if Amendment [ ]; Amendment Number:
This Amendment (check only one.): [ ] is a restatement.
				  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	 Paul Edmunds Sackett, Jr. d/b/a Sackett & Company
Address: P.O. Box 276
	 Corte Madera, CA  94976

13F File Number:  28-05323

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:	Paul Edmunds Sackett, Jr.
Phone:	415-461-4277
Signature, Place and Date of Signing:

   /s/ Paul Edmunds Sackett, Jr.	Corte Madera,CA        May 12, 2000



Report Type (Check only one.):

[X]	13F HOLDINGS REPORT.

[ ]	13F NOTICE.

[ ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                            FORM 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		37

Form 13F Information Table Value Total:		$112.521



List of Other Included Managers: None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AES Corp.                      com              00130H105     7639    97000 SH       SOLE                    97000
Automatic Data Processing      com              053015103      309     6400 SH       SOLE                     6400
Berkshire Hathaway Inc. CL A   com              846709913      973      170 SH       SOLE                      170
Berkshire Hathway Inc. CL A    com              846709913      629       11 SH       SOLE                       11
Berkshire Hathway Inc. CL B    com              846702074      306      168 SH       SOLE                      168
Burlington Resources           com              122014103     1128    30500 SH       SOLE                    30500
CSG Systems Intl. Inc.         com              126349109     4784    98000 SH       SOLE                    98000
Carnival Cruise Lines          com              143658102     2506   101000 SH       SOLE                   101000
Cisco Systems                  com              17275R102     7693    99500 SH       SOLE                    99500
Citigroup Inc.                 com              13218P105      225     3750 SH       SOLE                     3750
Dorchester Hugoton Ltd. Deposi com              258205202     1000   100000 SH       SOLE                   100000
Federal National Mortgage      com              313586109     8947   158183 SH       SOLE                   158183
Freddie Mac Voting Shs         com              313400301      398     9000 SH       SOLE                     9000
GTE Corp.                      com              362320103      736    10363 SH       SOLE                    10363
Intel                          com              458140100    28446   215600 SH       SOLE                   215600
J. Alexander's Corp.           com              466096104     1313   323200 SH       SOLE                   323200
Johnson & Johnson              com              478160104     1623    23100 SH       SOLE                    23100
L.M.Ericsson Tele Co ADR       com              294821400     1876    20000 SH       SOLE                    20000
Merck                          com              589331107     1367    22000 SH       SOLE                    22000
Microsoft Corp                 com              594918104     7820    73600 SH       SOLE                    73600
NTL Inc.                       com              629407107     4438    47812 SH       SOLE                    47812
One Valley Bancorp Inc.        com              682419106      294     8505 SH       SOLE                     8505
Partner Re.                    com              G6852T105     2098    57000 SH       SOLE                    57000
Pepsico                        com              713448108      697    20000 SH       SOLE                    20000
Phillip Morris                 com              718154107      650    30749 SH       SOLE                    30749
Plum Creek Timber Co LP        com              729251108     1199    48700 SH       SOLE                    48700
Sholodge Inc.                  com              825034101       81    17000 SH       SOLE                    17000
Suntrust Banks Inc.            com              867914103      366     6336 SH       SOLE                     6336
Texas Instruments              com              882508104      320     2000 SH       SOLE                     2000
The Williams Companies, Inc.   com              969457100     5426   123500 SH       SOLE                   123500
Trenwick                       com              895290104      397    28100 SH       SOLE                    28100
US Food Service                com              90331R101      515    20000 SH       SOLE                    20000
UST                            com              902911106      328    21000 SH       SOLE                    21000
United Global Com Inc CL A     com              913247508     3378    45000 SH       SOLE                    45000
Westwood One                   com              961815107    12055   332544 SH       SOLE                   332544
Wilamette Industries           com              969133107      281     7000 SH       SOLE                     7000
Young & Rubicam Inc.           com              987425105      282     6000 SH       SOLE                     6000